Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Costs as of January 1, 2025	$ 7,551,468	$ 13,317,199
Additions	7,143,434	219,241
Disposals
Ending Costs	14,694,902	13,536,440
Accumulated Amortization	(7,268,038)	(11,289,469)
Accumulated Impairment		(1,460,910)
Net Book Value	$ 7,426,864	786,061
Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	15 years
Costs as of January 1, 2025	$ 7,551,468	7,332,227
Additions	239,128	219,241
Disposals
Ending Costs	7,790,596	7,506,485
Accumulated Amortization	(6,844,695)	(6,765,407)
Accumulated Impairment
Net Book Value	$ 945,901	$ 786,061
Patents [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years
Patents [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		15 years
Proprietary technology [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	10 years
Costs as of January 1, 2025
Additions	6,904,306
Disposals
Ending Costs	6,904,306
Accumulated Amortization	(423,343)
Accumulated Impairment
Net Book Value	$ 6,480,963
IPR&D [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years
Costs as of January 1, 2025		$ 5,015,694
Additions
Disposals
Ending Costs		5,015,694
Accumulated Amortization		(3,554,784)
Accumulated Impairment		(1,460,910)
Net Book Value
Other intellectual assets [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years
Costs as of January 1, 2025		$ 969,278
Additions
Disposals
Ending Costs		969,278
Accumulated Amortization		(969,278)
Accumulated Impairment
Net Book Value